Portfolio of Investments

June 30, 2021 (Unaudited)

Trend Aggregation U.S. ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Communication Services	5.8
Consumer Discretionary	1.9
Consumer Staples	7.5
Energy	7.5
Financials	11.1
Health Care	15.3
Industrials	17.0
Information Technology	20.8
Materials	5.7
Real Estate	7.4
Exchange-Traded Funds	0.0†
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Common Stocks — 99.2%
Communication Services — 5.7%
371	Alphabet, Inc., Class A(a)	905,904
10,307	ROBLOX Corp., Class A(a)	927,424
5,159	Take-Two Interactive Software, Inc.(a)	913,246
		2,746,574
Consumer Discretionary — 1.9%
6,379	Garmin, Ltd.	922,659
Consumer Staples — 7.5%
10,986	Colgate-Palmolive Co.	893,711
15,039	General Mills, Inc.	916,327
18,771	Hormel Foods Corp.	896,315
9,700	Monster Beverage Corp.(a)	886,095
		3,592,448
Energy — 7.5%
10,256	Cheniere Energy, Inc.(a)	889,605
10,040	Hess Corp.	876,693
50,402	Kinder Morgan, Inc.	918,828
34,156	Williams Cos., Inc. (The)	906,842
		3,591,968
Financials — 11.0%
17,670	Ally Financial, Inc.	880,673
1,026	BlackRock, Inc.	897,719
5,605	Capital One Financial Corp.	867,037
7,257	Discover Financial Services	858,431
20,044	Fidelity National Financial, Inc.	871,112
6,419	Marsh & McLennan Cos., Inc.	903,025
		5,277,997
Health Care — 15.1%
4,907	Alexion Pharmaceuticals, Inc.(a)	901,465
3,718	Becton Dickinson & Co.	904,180
2,054	Bio-Techne Corp.	924,834
10,802	CVS Health Corp.	901,319
3,655	IQVIA Holdings, Inc.(a)	885,680
4,077	Moderna, Inc.(a)	958,013
23,005	Pfizer, Inc.	900,876
2,655	Waters Corp.(a)	917,595

Portfolio of Investments (continued)

June 30, 2021 (Unaudited)

Trend Aggregation U.S. ETF

		7,293,962
Shares		Fair Value ($)

Industrials — 16.9%
6,813	AMETEK, Inc.	909,535
9,362	C.H. Robinson Worldwide, Inc.	876,939
7,131	Expeditors International of Washington, Inc.	902,785
17,553	Fastenal Co.	912,756
12,909	Fortive Corp.	900,274
6,454	HEICO Corp.	899,817
4,079	IDEX Corp.	897,584
4,054	Illinois Tool Works, Inc.	906,312
4,982	Trane Technologies PLC	917,385
		8,123,387
Information Technology — 20.6%
2,476	Arista Networks, Inc.(a)	897,080
17,094	Cisco Systems, Inc.	905,982
1,714	EPAM Systems, Inc.(a)	875,786
1,453	Lam Research Corp.	945,467
8,689	Leidos Holdings, Inc.	878,458
8,910	Maxim Integrated Products, Inc.	938,758
20,288	Slack Technologies, Inc., Class A(a)	898,758
6,702	TE Connectivity, Ltd.	906,177
12,853	UiPath, Inc., Class A(a)	873,104
5,760	VMware, Inc., Class A(a)	921,427
12,675	Western Digital Corp.(a)	902,080
		9,943,077
Materials — 5.6%
11,646	DuPont de Nemours, Inc.	901,517
7,798	Eastman Chemical Co.	910,416
9,274	Nucor Corp.	889,655
		2,701,588
Real Estate — 7.4%
1,145	Equinix, Inc.	918,977
5,121	Sun Communities, Inc.	877,739
17,985	UDR, Inc.	880,905
28,129	VICI Properties, Inc.	872,562
		3,550,183
Total Common Stocks (Cost $47,903,753)		47,743,843

Exchange-Traded Funds — 0.0%†
1	ProShares VIX Short-Term Futures ETF(a)	24
Total Exchange-Traded Funds (Cost $15)		24

Total Investments — 99.2%
(Cost $47,903,768)		47,743,867
Other Assets in Excess of Liabilities — 0.8%		402,591
Net Assets — 100.0%		$48,146,458

†	Represents less than 0.05%
(a)	Non-income producing security

ETF — Exchange-Traded Fund
PLC — Public Liability Company

Portfolio of Investments

June 30, 2021 (Unaudited)

Trend Aggregation ESG ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Communication Services	6.6
Consumer Discretionary	9.6
Financials	1.6
Health Care	18.1
Industrials	8.2
Information Technology	46.0
Materials	3.4
Real Estate	6.5
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Common Stocks — 98.1%
Communication Services — 6.4%
2,805	Activision Blizzard, Inc.	267,709
106	Alphabet, Inc., Class A(a)	258,830
3,319	Cogent Communications Holdings, Inc.	255,198
758	Facebook, Inc., Class A(a)	263,564
		1,045,301
Consumer Discretionary — 9.4%
23,721	American Axle & Manufacturing Holdings, Inc.(a)	245,512
5,287	BorgWarner, Inc.	256,631
17,037	Ford Motor Co.(a)	253,170
4,292	General Motors, Co.(a)	253,958
2,783	iRobot Corp.(a)	259,904
2,134	Visteon Corp.(a)	258,086
		1,527,261
Financials — 1.6%
3,035	Tradeweb Markets, Inc., Class A	256,640
Health Care — 17.8%
3,299	Cerner Corp.	257,850
6,903	Dicerna Pharmaceuticals, Inc.(a)	257,620
35,402	Homology Medicines, Inc.(a)	257,373
1,055	IQVIA Holdings, Inc.(a)	255,648
7,042	Luminex Corp.	259,146
191	Mettler-Toledo International, Inc.(a)	264,600
1,177	Moderna, Inc.(a)	276,571
6,027	Rocket Pharmaceuticals, Inc.(a)	266,936
1,646	Seagen, Inc.(a)	259,870
2,758	Ultragenyx Pharmaceutical, Inc.(a)	262,975
766	Waters Corp.(a)	264,737
		2,883,326
Industrials — 8.1%
1,936	AMETEK, Inc.	258,456
3,083	CoStar Group, Inc.(a)	255,334
3,701	Fortive Corp.	258,107
19,665	General Electric Co.	264,691
8,125	Plug Power, Inc.(a)	277,794
		1,314,382
Information Technology — 45.1%
714	Arista Networks, Inc.(a)	258,689
2,307	Blackline, Inc.(a)	256,700

Portfolio of Investments (continued)

June 30, 2021 (Unaudited)

Trend Aggregation ESG ETF

1,611	Broadridge Financial Solutions, Inc.	260,225
4,877	Cisco Systems, Inc.	258,481
Shares		Fair Value ($)

Information Technology — 45.1% (continued)
981	Coherent, Inc.(a)	259,317
1,022	Crowdstrike Holdings, Inc., Class A(a)	256,839
7,274	CTS Corp.	270,302
517	Fair Isaac Corp.(a)	259,885
3,259	FARO Technologies, Inc.(a)	253,452
1,762	International Business Machines Corp.	258,292
2,521	Maxim Integrated Products, Inc.	265,613
5,337	Methode Electronics, Inc.	262,634
9,592	NortonLifeLock, Inc.	261,094
1,986	Novanta, Inc.(a)	267,633
4,747	Nuance Communications, Inc.(a)	258,427
3,298	Oracle Corp.	256,716
1,344	Rogers Corp.(a)	269,875
1,070	Salesforce.com, Inc.(a)	261,369
1,047	Snowflake, Inc., Class A(a)	253,165
2,893	Sprout Social, Inc., Class A(a)	258,692
1,079	Square, Inc., Class A(a)	263,060
1,998	Teradyne, Inc.	267,652
1,375	Texas Instruments, Inc.	264,412
674	Twilio, Inc., Class A(a)	265,664
1,647	VMware, Inc., Class A(a)	263,471
3,658	Western Digital Corp.(a)	260,340
695	Zoom Video Communications, Inc.(a)	268,986
1,183	Zscaler, Inc.(a)	255,599
		7,316,584
Materials — 3.3%
6,949	Freeport-McMoRan, Inc.	257,877
14,369	Livent Corp.(a)	278,184
		536,061
Real Estate — 6.4%
971	American Tower Corp.	262,306
3,559	CyrusOne, Inc.	254,540
1,700	Digital Realty Trust, Inc.	255,782
330	Equinix, Inc.	264,858
		1,037,486
Total Common Stocks (Cost $15,834,065)		15,917,041

Total Investments — 98.1%
(Cost $15,834,065)		15,917,041
Other Assets in Excess of Liabilities — 1.9%		302,554
Net Assets — 100.0%		$16,219,595

(a)	Non-income producing security

Portfolio of Investments

June 30, 2021 (Unaudited)

The Active Dividend Stock ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Communication Services	7.4
Consumer Discretionary	5.4
Consumer Staples	12.5
Energy	8.8
Financials	12.3
Health Care	5.4
Industrials	10.7
Information Technology	18.0
Materials	7.1
Real Estate	7.1
Utilities	5.3
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Common Stocks — 99.5%
Communication Services — 7.4%
6,736	Activision Blizzard, Inc.	642,884
4,367	Electronic Arts, Inc.	628,106
5,724	NetEase, Inc., ADR	659,691
93,765	Sirius XM Holdings, Inc.	613,223
		2,543,904
Consumer Discretionary — 5.3%
36,068	Melco Resorts & Entertainment, Ltd., ADR(a)	597,647
22,966	Newell Brands, Inc.	630,876
26,385	Wendy's Co. (The)	617,937
		1,846,460
Consumer Staples — 12.4%
7,505	Colgate-Palmolive Co.	610,532
10,252	General Mills, Inc.	624,654
3,491	Hershey Co. (The)	608,062
12,800	Hormel Foods Corp.	611,200
9,691	Kellogg Co.	623,422
15,025	Kraft Heinz Co. (The)	612,720
9,918	Mondelez International, Inc., Class A	619,280
		4,309,870
Energy — 8.8%
25,960	Baker Hughes Co.	593,705
15,692	New Fortress Energy, Inc.	594,413
54,633	Plains All American Pipeline, LP	620,631
52,030	Plains GP Holdings, LP, Class A	621,238
22,829	Williams Cos., Inc. (The)	606,110
		3,036,097
Financials — 12.3%
12,200	Ally Financial, Inc.	608,048
4,173	American National Group, Inc.	619,899
4,308	Arthur J Gallagher & Co.	603,465
3,821	Capital One Financial Corp.	591,071
13,664	Fidelity National Financial, Inc.	593,837
6,916	Morgan Stanley	634,128
7,170	Tradeweb Markets, Inc., Class A	606,295
		4,256,743

Portfolio of Investments (continued)

June 30, 2021 (Unaudited)

The Active Dividend Stock ETF

Health Care — 5.4%
1,400	Bio-Techne Corp.	630,364
Shares		Fair Value ($)

Health Care — 5.4% (continued)
7,821	Cerner Corp.	611,289
20,123	Patterson Cos., Inc.	611,538
		1,853,191
Industrials — 10.7%
4,574	AMETEK, Inc.	610,629
2,094	FedEx Corp.	624,703
10,921	Icahn Enterprises, LP	600,546
2,807	Illinois Tool Works, Inc.	627,533
1,412	W.W. Grainger, Inc.	618,456
2,177	Watsco, Inc.	624,015
		3,705,882
Information Technology — 17.9%
4,489	Applied Materials, Inc.	639,234
11,522	Cisco Systems, Inc.	610,666
5,192	Entegris, Inc.	638,460
41,475	Hewlett Packard Enterprise Co.	604,706
970	Lam Research Corp.	631,179
5,955	Maxim Integrated Products, Inc.	627,419
7,416	NetApp, Inc.	606,777
22,978	NortonLifeLock, Inc.	625,461
7,792	Oracle Corp.	606,529
7,068	Seagate Technology Holdings PLC	621,489
		6,211,920
Materials — 7.1%
2,930	Avery Dennison Corp.	616,003
16,416	Freeport-McMoRan, Inc.	609,198
19,595	Mosaic Co. (The)	625,276
2,231	Sherwin-Williams Co.	607,836
		2,458,313
Real Estate — 7.0%
2,294	American Tower Corp.	619,701
13,221	Gaming And Leisure Properties, Inc.	612,529
34,795	Host Hotels & Resorts, Inc.(a)	594,647
5,640	Life Storage, Inc.	605,454
		2,432,331
Utilities — 5.2%
24,701	CenterPoint Energy, Inc.	605,669
9,915	Evergy, Inc.	599,163
13,698	Exelon Corp.	606,958
		1,811,790
Total Common Stocks (Cost $34,340,401)		34,466,501

Total Investments — 99.5%
(Cost $34,340,401)		34,466,501
Other Assets in Excess of Liabilities — 0.5%		186,150
Net Assets — 100.0%		$34,652,651

(a)	Non-income producing security

ADR — American Depositary Receipt
LP — Limited Partnership
PLC — Public Liability Company

Portfolio of Investments

June 30, 2021 (Unaudited)

Trend Aggregation Growth ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Communication Services	9.3
Consumer Discretionary	20.9
Consumer Staples	2.4
Energy	1.3
Financials	4.8
Health Care	18.4
Industrials	12.7
Information Technology	19.8
Materials	4.7
Real Estate	5.7
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Common Stocks — 98.8%
Communication Services — 9.2%
1,505	AMC Entertainment Holdings, Inc.(a)	85,303
640	Cardlytics, Inc.(a)	81,235
2,636	Discovery, Inc., Class A(a)	80,873
4,203	Eventbrite, Inc., Class A(a)	79,857
238	Facebook, Inc., Class A(a)	82,755
560	T-Mobile US, Inc.(a)	81,105
1,920	TripAdvisor, Inc.(a)	77,376
456	Walt Disney Co. (The)(a)	80,151
		648,655
Consumer Discretionary — 20.7%
24	Amazon.com, Inc.(a)	82,564
271	Carvana Co.(a)	81,793
1,012	Chewy, Inc., Class A(a)	80,667
803	Columbia Sportswear Co.	78,983
2,175	Coupang, Inc.(a)	90,958
804	Dick's Sporting Goods, Inc.	80,553
1,574	DraftKings, Inc., Class A(a)	82,116
11,456	Express, Inc.(a)	74,349
388	GameStop Corp., Class A(a)	83,086
4,146	Macy's, Inc.(a)	78,608
580	Marriott International, Inc., Class A(a)	79,182
2,621	Norwegian Cruise Line Holdings, Ltd.(a)	77,084
3,605	Petco Health & Wellness Co., Inc.(a)	80,788
178	Pool Corp.	81,641
118	RH(a)	80,122
773	Shake Shack, Inc., Class A(a)	82,726
3,008	ThredUp, Inc., Class A(a)	87,473
253	Wayfair, Inc., Class A(a)	79,875
		1,462,568
Consumer Staples — 2.4%
550	Beyond Meat, Inc.(a)	86,619
883	Monster Beverage Corp.(a)	80,662
		167,281
Energy — 1.2%
19,048	Tellurian, Inc. (a)	88,573

Portfolio of Investments (continued)

June 30, 2021 (Unaudited)

Trend Aggregation Growth ETF

Financials — 4.8%
1,216	Athene Holding, Ltd., Class A(a)	82,080
3,230	Churchill Capital Corp. IV, Class A(a)	93,089
Shares		Fair Value ($)

Financials — 4.8% (continued)
1,301	SEI Investments Co.	80,623
666	Upstart Holdings, Inc.(a)	83,183
		338,975
Health Care — 18.2%
335	Amgen, Inc.	81,656
990	Baxter International, Inc.	79,695
337	Becton Dickinson & Co.	81,955
962	Fate Therapeutics, Inc.(a)	83,492
1,416	Health Catalyst, Inc.(a)	78,602
720	Hill-Rom Holdings, Inc.	81,785
389	ICU Medical, Inc.(a)	80,056
131	IDEXX Laboratories, Inc.(a)	82,733
1,960	Intra-Cellular Therapies, Inc.(a)	80,007
90	Intuitive Surgical, Inc.(a)	82,768
643	Karuna Therapeutics, Inc.(a)	73,296
2,087	Pfizer, Inc.	81,727
8,918	Provention Bio, Inc.(a)	75,179
83,852	Sundial Growers, Inc.(a)	79,575
493	Teladoc Health, Inc.(a)	81,981
434	Zoetis, Inc.	80,880
		1,285,387
Industrials — 12.5%
3,660	American Airlines Group, Inc.(a)	77,629
1,007	Avis Budget Group, Inc.(a)	78,435
589	Chart Industries, Inc.(a)	86,182
610	Copart, Inc.(a)	80,416
1,163	Fortive Corp.	81,108
246	Lennox International, Inc.	86,297
4,494	Nikola Corp.(a)	81,162
1,496	Sunrun, Inc.(a)	83,447
368	Union Pacific Corp.	80,934
2,996	Vertiv Holdings Co.	81,791
1,455	Virgin Galactic Holdings, Inc.(a)	66,930
		884,331
Information Technology — 19.6%
2,070	3D Systems Corp.(a)	82,738
485	Analog Devices, Inc.	83,498
583	Appian Corp.(a)	80,308
611	Apple, Inc.	83,683
604	Cadence Design Systems, Inc.(a)	82,639
988	Cognex Corp.	83,041
155	EPAM Systems, Inc.(a)	79,199
587	Everbridge, Inc.(a)	79,879
1,341	Fastly, Inc., Class A(a)	79,924
336	Gartner, Inc.(a)	81,379
6,502	GreenBox POS(a)	77,569
214	Mastercard, Inc., Class A	78,129
307	Microsoft Corp.	83,166
1,840	Slack Technologies, Inc., Class A(a)	81,512
432	Texas Instruments, Inc.	83,074
343	Visa, Inc., Class A	80,200
159	Zebra Technologies Corp.(a)	84,189
		1,384,127
Materials — 4.6%
3,837	Cleveland-Cliffs, Inc.(a)	82,726
1,842	Corteva, Inc.	81,693

Portfolio of Investments (continued)

June 30, 2021 (Unaudited)

Trend Aggregation Growth ETF

546	International Flavors & Fragrances, Inc.	81,572
3,441	United States Steel Corp.	82,584
Shares		Fair Value ($)

Materials — 4.6% (continued)
		328,575
Real Estate — 5.6%
305	American Tower Corp.	82,393
489	Extra Space Storage, Inc.	80,108
10,903	GEO Group, Inc. (The)	77,629
750	Life Storage, Inc.	80,513
2,551	VICI Properties, Inc.	79,132
		399,775
Total Common Stocks (Cost $6,917,067)		6,988,247

Total Investments — 98.8%
(Cost $6,917,067)		6,988,247
Other Assets in Excess of Liabilities — 1.2%		87,609
Net Assets — 100.0%		$7,075,856

(a)	Non-income producing security

Portfolio of Investments

June 30, 2021 (Unaudited)

Trend Aggregation Conservative ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Communication Services	1.4
Consumer Discretionary	1.3
Consumer Staples	2.8
Financials	8.8
Health Care	4.1
Industrials	2.1
Materials	4.9
Real Estate	0.7
Corporate Bond	1.3
Preferred Stocks	1.4
Exchange-Traded Funds	71.2
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Common Stocks — 24.4%
Communication Services — 1.3%
3,709	Verizon Communications, Inc.	207,815
Consumer Discretionary — 1.3%
643	NIKE, Inc., Class B	99,337
413	Target Corp.	99,839
		199,176
Consumer Staples — 2.7%
2,396	McCormick & Co., Inc.	211,615
1,509	Walmart, In.	212,799
		424,414
Financials — 8.2%
8,236	Adara Acquisition Corp.(a)	80,054
8,244	Astrea Acquisition Corp.(a)	79,719
1,007	Blackstone Group, Inc. (The), Class A	97,820
2,922	Citigroup, Inc.	206,731
8,219	Crucible Acquisition Corp.(a)	79,724
8,244	Healthcare Capital Corp.(a)	79,555
8,227	HealthCor Catalio Acquisition Corp.(a)	81,036
1,357	JPMorgan Chase & Co.	211,068
8,244	Moringa Acquisition Corp.(a)	79,555
8,236	New Vista Acquisition Corp.(a)	79,642
8,227	Newbury Street Acquisition Corp.(a)	79,473
8,244	Property Solutions Acquisition Corp. II(a)	80,383
8,244	Twelve Seas Investment Co. II(a)	79,555
		1,314,315
Health Care — 3.8%
882	Cigna Corp.	209,096
372	Danaher Corp.	99,830
431	Eli Lilly & Co.	98,923
276	West Pharmaceutical Services, Inc.	99,111
530	Zoetis, Inc.	98,771
		605,731
Industrials — 1.9%
945	Union Pacific Corp.	207,834
483	United Parcel Service, Inc.	100,449
		308,283

Portfolio of Investments (continued)

June 30, 2021 (Unaudited)

Trend Aggregation Conservative ETF

Materials — 4.6%
725	Air Products & Chemicals	208,568
Shares		Fair Value ($)

Materials — 4.6% (continued)
3,304	Dow, Inc.	209,077
2,665	Freeport-McMoRan, Inc.	98,898
1,250	PPG Industries, Inc.	212,213
		728,756
Real Estate — 0.6%
372	American Tower Corp.	100,492
Total Common Stocks (Cost $3,891,846)		3,888,982

Preferred Stocks — 1.3%
2,000	Capstead Mortgage Corp., 7.50%	51,220
2,000	Customers Bancorp, Inc., 6.00%	50,300
2,000	MFA Financial, Inc., 7.50%	50,260
2,000	Two Harbors Investment Corp., 7.63%	52,460
		204,240
Total Preferred Stocks (Cost $200,108)		204,240

Corporate Bond — 1.2%
195,000	Ford Motor Credit Co. LLC, 3.70%, 08/20/2024, Callable 08/20/2020 @ 100%	194,208
Total Corporate Bonds (Cost $197,294)		194,208

Exchange-Traded Funds — 66.6%
19,338	First Trust Preferred Securities and Income ETF	398,363
10,611	First Trust Senior Floating Rate 2022 Target Term Fund	101,017
3,966	Goldman Sachs Access Treasury 0-1 Year ETF(a)	397,036
12,026	Invesco CEF Income Composite ETF	294,637
5,584	Invesco Emerging Markets Sovereign Debt ETF	154,230
9,250	Invesco Senior Loan ETF	204,888
3,757	Invesco Treasury Collateral ETF	397,002
4,368	iShares 0-5 Year High Yield Corporate Bond ETF	201,190
4,482	iShares 20+ Year Treasury Bond ETF	646,977
5,080	iShares 3-7 Year Treasury Bond ETF	663,092
5,759	iShares 7-10 Year Treasury Bond ETF	665,107
2,016	iShares Core U.S. Aggregate Bond ETF	232,505
7,813	iShares Floating Rate Bond ETF	397,057
16,025	iShares iBonds Dec 2021 Term Corporate ETF	397,099
15,634	iShares iBonds Dec 2022 Term Corporate ETF	397,104
1,041	iShares iBoxx $ Investment Grade Corporate Bond ETF	139,869
3,685	iShares Preferred & Income Securities ETF	144,949
8,589	iShares TIPS Bond ETF	1,099,478
3,600	Ivy High Income Opportunities Fund(a)	50,580
7,600	JPMorgan High Yield Research Enhanced ETF	397,556
2,056	Nuveen Preferred And Income 2022 Term Fund	51,379
8,603	Quadratic Interest Rate Volatility and Inflation ETF	237,615
1,094	SPDR Bloomberg Barclays Convertible Securities ETF	94,883
12,953	SPDR Bloomberg Barclays Investment Grade Gloating Rate ETF	397,009
310	Utilities Select Sector SPDR Fund	19,601
10,954	VanEck Vectors Emerging Markets High Yield Bond ETF	261,582
58,098	VanEck Vectors Fallen Angel High Yield Bond ETF	1,911,424
2,815	VanEck Vectors J.P. Morgan EM Local Currency Bond	88,335
5,673	VanEck Vectors Preferred Securities Ex Financials	121,062
180	Vanguard Dividend Appreciation ETF	27,862
219	Vanguard Real Estate ETF	22,292
		10,612,780
Total Exchange-Traded Funds (Cost $10,597,621)		10,612,780

Portfolio of Investments (continued)

June 30, 2021 (Unaudited)

Trend Aggregation Conservative ETF

Total Investments — 93.5%
(Cost $14,886,869)	14,900,210
Shares	Fair Value ($)
Other Assets in Excess of Liabilities — 6.5%	1,042,003
Net Assets — 100.0%	$15,942,213

(a)	Non-income producing security

ETF — Exchange-Traded Fund
MFA — Mortgage Finance Authority
SPDR — Standard & Poor's Depositary Receipts
TIPS — Treasury Inflation Protected Security

Portfolio of Investments

June 30, 2021 (Unaudited)

FOMO ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Communication Services	8.5
Consumer Discretionary	12.6
Consumer Staples	2.1
Energy	2.2
Financials	9.6
Health Care	17.0
Industrials	9.0
Information Technology	32.7
Materials	3.2
Real Estate	3.1
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Common Stocks — 99.2%
Communication Services — 8.4%
670	Activision Blizzard, Inc.	63,945
25	Alphabet, Inc., Class A(a)	61,045
1,144	AMC Entertainment Holdings, Inc.(a)	64,842
2,003	Discovery, Inc., Class A(a)	61,452
579	NetEase, Inc., ADR	66,730
218	Sea, Ltd., ADR(a)	59,863
356	Take-Two Interactive Software, Inc.(a)	63,019
1,031	World Wrestling Entertainment, Inc.	59,684
		500,580
Consumer Discretionary — 12.6%
769	Chewy, Inc., Class A(a)	61,297
610	Columbia Sportswear Co.	60,000
611	Dick's Sporting Goods, Inc.	61,216
1,197	DraftKings, Inc., Class A(a)	62,448
4,070	Ford Motor Co.(a)	60,480
295	GameStop Corp., Class A(a)	63,171
1,025	General Motors, Co.(a)	60,649
665	iRobot Corp.(a)	62,104
3,151	Macy's, Inc.(a)	59,743
1,372	NIO, Inc., ADR(a)	72,991
813	Penn National Gaming, Inc.(a)	62,186
90	RH(a)	61,110
		747,395
Consumer Staples — 2.1%
418	Beyond Meat, Inc.(a)	65,831
1,039	Ingles Markets, Inc.	60,542
		126,373
Energy — 2.2%
14,479	Tellurian, Inc.(a)	67,327
2,309	Williams Cos., Inc. (The)	61,304
		128,631
Financials — 9.5%
10,373	BGC Partners, Inc.	58,815
71	BlackRock, Inc.	62,123
627	Blackstone Group, Inc. (The), Class A	60,907
2,455	Churchill Capital Corp. IV, Class A(a)	70,753

Portfolio of Investments (continued)

June 30, 2021 (Unaudited)

FOMO ETF

500	Discover Financial Services	59,145
172	Goldman Sachs Group, Inc. (The)	65,279
Shares		Fair Value ($)

Financials — 9.5% (continued)
2,484	Sculptor Capital Management, Inc.	61,082
2,283	Up Fintech Holding, Ltd., ADR(a)	66,161
506	Upstart Holdings, Inc.(a)	63,199
		567,464
Health Care — 16.8%
326	10X Genomics, Inc., A(a)	63,837
198	ABIOMED, Inc.(a)	61,798
11,513	Agenus, Inc.(a)	63,206
269	BioNTech SE, ADR(a)	60,224
142	Bio-Techne Corp.	63,937
843	Castle Biosciences, Inc.(a)	61,817
788	Cerner Corp.	61,590
261	Cigna Corp.	61,875
731	Fate Therapeutics, Inc.(a)	63,444
3,438	Humanigen, Inc.(a)	59,752
793	I-Mab, ADR(a)	66,572
281	Moderna, Inc.(a)	66,029
393	Seagen, Inc.(a)	62,047
63,736	Sundial Growers, Inc.(a)	60,486
374	Teladoc Health, Inc.(a)	62,193
183	Waters Corp.(a)	63,247
		1,002,054
Industrials — 8.9%
1,133	AerCap Holdings NV(a)	58,021
554	AeroVironment, Inc.(a)	55,483
2,782	American Airlines Group, Inc.(a)	59,006
766	Avis Budget Group, Inc.(a)	59,664
5,152	Desktop Metal, Inc.(a)	59,248
4,698	General Electric Co.	63,235
3,416	Nikola Corp.(a)	61,693
920	Textron, Inc.	63,269
1,106	Virgin Galactic Holdings, Inc.(a)	50,876
		530,495
Information Technology — 32.4%
1,619	ACI Worldwide, Inc.(a)	60,130
529	Akamai Technologies, Inc.(a)	61,681
2,263	Allegro MicroSystems, Inc.(a)	62,685
454	Applied Materials, Inc.	64,650
171	Arista Networks, Inc.(a)	61,955
1,016	Bentley Systems, Inc.	65,816
978	BigCommerce Holdings, Inc.(a)	63,492
656	Brooks Automation, Inc.	62,504
237	CACI International, Inc.(a)	60,463
530	Check Point Software Technologies, Ltd.(a)	61,549
3,920	Cloudera, Inc.(a)	62,171
458	CyberArk Software, Ltd.(a)	59,664
123	Fair Isaac Corp.(a)	61,830
1,020	Fastly, Inc., Class A(a)	60,792
4,942	GreenBox POS(a)	58,958
827	InterDigital, Inc.	60,396
1,076	Jabil, Inc.	62,537
98	Lam Research Corp.	63,769
599	Leidos Holdings, Inc.	60,559
2,193	Marathon Digital Holdings, Inc.(a)	68,794
602	Maxim Integrated Products, Inc.	63,427
2,181	McAfee Corp.	61,112
5,719	QIWI PLC, ADR	60,964

Portfolio of Investments (continued)

June 30, 2021 (Unaudited)

FOMO ETF

1,875	Riot Blockchain, Inc.(a)	70,631
321	Rogers Corp.(a)	64,457
Shares		Fair Value ($)

Information Technology — 32.4% (continued)
250	Snowflake, Inc., Class A(a)	60,450
691	Sprout Social, Inc., Class A(a)	61,789
1,806	Telos Corp.(a)	61,422
1,415	Tenable Holdings, Inc.(a)	58,510
1,363	Verint Systems, Inc.(a)	61,430
166	Zoom Video Communications, Inc.(a)	64,247
		1,932,834
Materials — 3.2%
2,916	Cleveland-Cliffs, Inc.(a)	62,869
8,695	SunCoke Energy, Inc.	62,082
2,615	United States Steel Corp.	62,760
		187,711
Real Estate — 3.1%
709	CBRE Group, Inc., Class A(a)	60,783
79	Equinix, Inc.	63,405
4,645	RPT Realty	60,292
		184,480
Total Common Stocks (Cost $5,907,883)		5,908,017

Total Investments — 99.2%
(Cost $5,907,883)		5,908,017
Other Assets in Excess of Liabilities — 0.8%		50,004
Net Assets — 100.0%		$5,958,021

(a)	Non-income producing security

ADR — American Depositary Receipt
PLC — Public Liability Company

Portfolio of Investments

June 30, 2021 (Unaudited)

Fat Tail Risk ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Exchange-Traded Funds	97.6
Exchange-Traded Note	2.4
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Exchange-Traded Funds — 96.8%
965	iShares Core S&P 500 ETF	414,873
6,671	ProShares VIX Short-Term Futures ETF(a)	160,638
2,837	SPDR S&P 500 ETF Trust	1,214,406
		1,789,917
Total Exchange-Traded Funds (Cost $1,777,366)		1,789,917

Exchange-Traded Note — 2.4%
1,479	iPath Series B S&P 500 VIX Short-Term Futures ETN(a)	43,571
Total Exchange-Traded Note (Cost $48,841)		43,571

Total Investments — 99.2%
(Cost $1,826,207)		1,833,488
Other Assets in Excess of Liabilities — 0.8%		14,816
Net Assets — 100.0%		$1,848,304

(a)	Non-income producing security

ETF — Exchange-Traded Fund
ETN — Exchange-Traded Note
S&P — Standard and Poor's
SPDR — Standard & Poor's Depositary Receipts